Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [Member]	Share premium [member]	Retained earnings [member]	Reserves [Member]	Attributable to owners of the Controlling Company [Member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2017	₩ 14,981,510	₩ 1,789,079	₩ 2,251,113	₩ 10,621,571	₩ (288,280)	₩ 14,373,483	₩ 608,027
Total comprehensive income (loss) for the year
Profit (loss) for the year	(179,443)			(207,239)		(207,239)	27,796
Other comprehensive income (loss)
Other comprehensive income (loss)	(15,409)			4,541	(12,688)	(8,147)	(7,262)
Total comprehensive income (loss) for the year	(194,852)			(202,698)	(12,688)	(215,386)	20,534
Dividends to share holders	(178,908)			(178,908)		(178,908)
Subsidiaries' dividends distributed to non-controlling interests	(53,107)						(53,107)
Capital contribution from non-controlling interests	331,603						331,603
Ending Balance at Dec. 31, 2018	14,886,246	1,789,079	2,251,113	10,239,965	(300,968)	13,979,189	907,057
Total comprehensive income (loss) for the year
Profit (loss) for the year	(2,872,078)			(2,829,705)		(2,829,705)	(42,373)
Other comprehensive income (loss)
Other comprehensive income (loss)	204,258			93,643	99,114	192,757	11,501
Total comprehensive income (loss) for the year	(2,667,820)			(2,736,062)	99,114	(2,636,948)	(30,872)
Subsidiaries' dividends distributed to non-controlling interests	(6,541)						(6,541)
Capital contribution from non-controlling interests	276,396			(591)	(1,167)	(1,758)	278,154
Ending Balance at Dec. 31, 2019	12,488,281	1,789,079	2,251,113	7,503,312	(203,021)	11,340,483	1,147,798
Total comprehensive income (loss) for the year
Profit (loss) for the year	(70,636)			(89,342)		(89,342)	18,706
Other comprehensive income (loss)
Other comprehensive income (loss)	158,414			110,443	38,629	149,072	9,342
Total comprehensive income (loss) for the year	87,778			21,101	38,629	59,730	28,048
Subsidiaries' dividends distributed to non-controlling interests	(12,086)						(12,086)
Capital contribution from non-controlling interests	172,966			(116)	946	830	172,136
Ending Balance at Dec. 31, 2020	₩ 12,736,939	₩ 1,789,079	₩ 2,251,113	₩ 7,524,297	₩ (163,446)	₩ 11,401,043	₩ 1,335,896